Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

In the Initial Public Offering, the Company sold 16,000,000 Units, which included the partial exercise of the Over-Allotment Option in the amount of 1,000,000 Option Units, at a price of $10.00 per Unit. Each Unit consists of one Class A Ordinary Share and one-half of one redeemable Public Warrant. Each whole Public Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment. Each Public Warrant will become exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination, or earlier upon redemption or liquidation (see Note 7).

NOTE 3. INITIAL PUBLIC OFFERING

In the Initial Public Offering, the Company sold 16,000,000 Units, which included the partial exercise of the Over-Allotment Option in the amount of 1,000,000 Option Units, at a price of $10.00 per Unit. Each Unit consists of one Class A Ordinary Share and one-half of one redeemable Public Warrant. Each whole Public Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment. Each Public Warrant will become exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination, or earlier upon redemption or liquidation (see Note 7).